Retirement Plan (Schedule Of Expected Benefit Payments) (Details) $ in Millions	Sep. 26, 2015 USD ($)
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2016	$ 10
2017	10
2018	10
2019	10
2020	11
2021-2025	56
Retiree Health Plan
Defined Benefit Plan Disclosure [Line Items]
2021-2025	$ 1